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                            GROUP VARIABLE CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES II)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

      SUPPLEMENT DATED AUGUST 17, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
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              SUPPLEMENT DATED AUGUST 17, 2006 TO YOUR PROSPECTUS

OPPENHEIMER DEVELOPING MARKETS FUND SUB-ACCOUNT -- CLOSURE

Oppenheimer Developing Markets Fund Sub-Account will be closed to all Contracts issued on or after September 6, 2006.

In addition, the Oppenheimer Developing Markets Fund Sub-Account will be closed to Contracts that do not have assets allocated to the Oppenheimer Developing Markets Fund Sub-Account as of the close of regular trading at the New York Stock Exchange on September 6, 2006.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 6006